Condensed Interim Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts (in Dollars)	$ 95	$ 79
Ordinary shares, shares authorized	11,000,000	11,000,000
Ordinary shares, shares issued	6,059,992	5,792,559
Ordinary shares, shares outstanding	6,059,992	5,792,559